Dechert Price & Rhoads
                               1500 K Street, N.W.
                          Washington, D. C. 20005-1208

                            Telephone: (202) 626-3300
                               Fax: (202) 626-3334

                                December 13, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Qualivest Funds
                  File No. 33-79194

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned on behalf of Qualivest Funds (the "Trust") hereby submits this filing in lieu of a filing under Securities Act Rule 497(c) and certifies that:

          1. the forms of prospectus dated December 1, 1996 relating to the Trust's Small Companies Value Fund, International Opportunities Fund, Large Companies Value Fund, Optimized Stock Fund, Income Equity Value Fund, Diversified Bond Fund, Tax-Free National Bond Fund, Intermediate Bond Fund, Money Market Fund, Tax-Free Money Market Fund, and U.S. Treasury Money Market Fund that would have been filed under Securities Act Rule 497(c) do not differ from those contained in the Trust's most recent amendment to its registration statement; and

          2. the text of the Trust's most recent amendment to its registration statement has been filed electronically.

                               Very truly yours,



                               /s/ Keith T. Robinson